Acquisition of Eastmain and formation of Fury Gold (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of net assets transferred
Net assets transferred
Cash	$12,781
Mineral property interests (note 9)	8,949
Other assets	277
Total assets	22,007
Accounts payable and accrued liabilities (1)	(260)
Total net assets	21,747
Acquisition costs paid on behalf of the Spincos	1,400
Total distribution to shareholders (2)	$23,147

(1) Accounts payable and accrued liabilities represents a $260 amount payable to Fury Gold by the Spincos.

(2) The distribution reflects the derecognition of the recorded carrying value of the investments in the Peruvian subsidiaries at October 9, 2020. The fair value of those entities upon distribution was assessed as $67.7 million.

Disclosure of discontinued operations

The components of loss from discontinued operations on the statement of loss and comprehensive loss for the transfer of the Peruvian projects to the Spincos are as follows:

	Years ended December 31
	2020	2019
Operating expenses:
Exploration and evaluation costs (note 14)	$2,892	$3,474
Fees, salaries and other employee benefits	243	240
Legal and professional fees	101	94
Office and administration	92	68
	3,328	3,876
Other expenses:
Project investigation costs	136	156
Impairment of mineral property interests (note 9)	-	337
Foreign exchange loss	26	16
	162	509
Loss from discontinued operations	$3,490	$4,385

The net cash flows from the transfer of the Peruvian projects included as part of the net cash flows from discontinued operations are as follows:

	Years ended December 31
	2020	2019

Net cash used in operating activities	$(3,224)	$(3,179)
Net cash used in investing activities	(1,210)	(937)
Net cash provided by financing activities	-	-

Disclosure of acquisition date fair value of the consideration paid
Purchase price
Share consideration	$117,690
Share options and warrants	3,450
Total equity consideration	121,140
Transaction costs attributable to Fury Gold	3,029
Total cost of acquisition	$124,169

Disclosure of purchase price allocation
Net assets acquired
Cash	$413
Marketable securities (note 6)	1,662
Mineral property interests (note 9)	125,606
Other assets	705
Total assets acquired	128,386
Accounts payable and accrued liabilities	(1,203)
Flow-through share premium (note 11)	(590)
Advances received for exploration on Éléonore South JV	(316)
Provision for site reclamation and closure (note 13)	(1,849)
Other liabilities	(259)
Total liabilities assumed	(4,217)
Total net assets acquired	$124,169